UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6398

Fidelity New York Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2007

Item 1. Reports to Stockholders

Fidelity®

New York AMT
Tax-Free Money Market Fund -

New York AMT Tax-Free
Money Market

Institutional Class

Service Class

Semiannual Report

July 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past year.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2007 to July 31, 2007) for New York AMT Tax-Free Money Market and for the entire period (April 18, 2007 to July 31, 2007) for Institutional Class and Service Class. The hypothetical expense Example is based on an investment of $1,000 invested for the one half year period (February 1, 2007 to July 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value February 1, 2007	Ending Account Value July 31, 2007	Expenses Paid During Period
New York AMT Tax-Free Money Market
Actual	$ 1,000.00	$ 1,016.90	$ 1.70 B**
HypotheticalA	$ 1,000.00	$ 1,023.11	$ 1.71 C**
Institutional Class
Actual	$ 1,000.00	$ 1,010.20	$ .58 B
HypotheticalA	$ 1,000.00	$ 1,023.80	$ 1.00 C
Service Class
Actual	$ 1,000.00	$ 1,009.50	$ 1.30 B
HypotheticalA	$ 1,000.00	$ 1,022.56	$ 2.26 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for New York AMT Tax-Free Money Market and multiplied by 105/365 (to reflect the period April 18, 2007 to July 31, 2007) for Institutional Class and Service Class.

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
New York AMT Tax-Free Money Market	.34%
Institutional Class	.20%
Service Class	.45%

** If changes to management fee and transfer agent contracts, effective April 1, 2007 had been in effect during the entire period, the annualized expense ratio would have been .30% and the expenses paid in the actual and hypothetical examples above would have been $1.50 and $1.51, respectively.

Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 7/31/07	% of fund's investments 1/31/07	% of fund's investments 7/31/06
0 - 30	91.1	91.7	90.8
31 - 90	3.4	1.0	3.7
91 - 180	0.9	3.5	0.9
181 - 397	4.6	3.8	4.6
Weighted Average Maturity
	7/31/07	1/31/07	7/31/06
Fidelity New York AMT Tax-Free Money Market Fund	23 Days	24 Days	23 Days
New York Tax-Free Money Market Funds Average *	25 Days	24 Days	24 Days
Asset Allocation (% of fund's net assets)
As of July 31, 2007	As of January 31, 2007
Variable Rate Demand Notes (VRDNs) 85.2%	Variable Rate Demand Notes (VRDNs) 88.9%
Commercial Paper (including CP Mode) 8.1%	Commercial Paper (including CP Mode) 1.8%
Tender Bonds 0.0%	Tender Bonds 0.5%
Municipal Notes 4.4%	Municipal Notes 7.4%
Fidelity Tax-Free Cash Central Fund 0.6%	Fidelity Tax-Free Cash Central Fund 0.0%
Other Investments 1.1%	Other Investments 0.6%
Net Other Assets 0.6%	Net Other Assets 0.8%

*Source: iMoneyNet, Inc.

Semiannual Report

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.4%
	Principal Amount	Value
New York - 92.7%
Albany Indl. Dev. Agcy. Civic Facility Rev. (Univ. at Albany Foundation Student Hsg. Corp.-Empire Commons Proj.) Series 2001 B, 3.64% (AMBAC Insured), VRDN (c)	$ 13,265,000	$ 13,265,000
Arlington Central School District BAN 4.25% 5/16/08 (b)	16,000,000	16,067,680
Babylon Union Free School District TAN 4.25% 6/27/08 (b)	3,500,000	3,517,045
Camden Central School District BAN 4% 3/21/08	6,479,636	6,491,962
Canandaigua School District BAN Series A, 4% 6/17/08	6,177,677	6,193,857
Carthage Central School District BAN 4.25% 8/8/08 (b)	13,000,000	13,063,830
Central Islip Union Free School District Bonds 4.25% 6/30/08	22,000,000	22,106,475
Commack Union Free School District TAN 4.25% 6/30/08 (b)	8,000,000	8,039,840
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 3.64%, LOC KeyBank NA, VRDN (c)	3,725,000	3,725,000
East Syracuse-Minoa Central School District BAN 4.25% 6/27/08	10,433,000	10,481,157
Erie County Tobacco Asset Securitization Corp. Participating VRDN Series PA 1339, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	17,520,000	17,520,000
Hudson Yards Infrastructure Corp. Participating VRDN:
Series EGL 07 0030, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	110,000,000	110,000,001
Series Putters 1649, 3.65% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	20,000,000	20,000,000
Jay Street Dev. Corp. Courts Facility Lease Rev. (New York City - Jay Street Proj.) Series A4, 3.61%, LOC DEPFA BANK PLC, VRDN (c)	2,690,000	2,690,000
Lancaster Indl. Dev. Agcy. Civic Facilities Rev. (Greenfield Manor Proj.) 3.66%, LOC Manufacturers & Traders Trust Co., VRDN (c)	6,540,000	6,540,000
Liberty Dev. Corp. Rev. Participating VRDN:
Series Austin 05 Q, 3.65% (Liquidity Facility Bank of America NA) (c)(f)	17,100,000	17,100,000
Series BS 1529, 3.64% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	6,000,000	6,000,000
Series LB 07 P24W, 3.65% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	5,610,000	5,610,000
Series MS 06 1416, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	10,100,000	10,100,000
Series MS 1207, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	8,000,000	8,000,000
Series MS 1251, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	1,940,000	1,940,000
Series ROC II R 11092, 3.66% (Liquidity Facility Citibank NA) (c)(f)	6,560,000	6,560,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Lloyd Gen. Oblig. BAN 4% 10/5/07	$ 9,086,000	$ 9,093,184
Long Island Pwr. Auth. Elec. Sys. Rev.:
Bonds Series A, 5.75% 12/1/24 (Pre-Refunded to 6/1/08 @ 101) (e)	4,000,000	4,103,848
Participating VRDN:
Series Putters 1914, 3.65% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,495,000	6,495,000
Series ROC II R 11079, 3.66% (Liquidity Facility Citibank NA) (c)(f)	4,370,000	4,370,000
Series SG 125, 3.63% (Liquidity Facility Societe Generale) (c)(f)	5,200,000	5,200,000
Subseries 2001 1B, 3.66%, LOC State Street Bank & Trust Co., Boston, VRDN (c)	2,200,000	2,200,000
Metropolitan New York Trans. Rev. Participating VRDN Series Austin 07 168, 3.65% (Liquidity Facility Bank of America NA) (c)(f)	13,410,000	13,410,000
Metropolitan Trans. Auth. Dedicated Tax Fund Participating VRDN:
Series EGL 01 3205 Class A, 3.67% (Liquidity Facility Citibank NA) (c)(f)	8,300,000	8,300,000
Series EGL 02 6003 Class A, 3.67% (Liquidity Facility Citibank NA) (c)(f)	7,700,000	7,700,000
Series EGL 98 3203, 3.67% (Liquidity Facility Citibank NA) (c)(f)	4,900,000	4,900,000
Metropolitan Trans. Auth. Svc. Contract Rev. Participating VRDN Series PT 1968, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	8,495,000	8,495,000
Metropolitan Trans. Auth. Transit Facilities Rev. Participating VRDN Series Merlots 00 F, 3.68% (Liquidity Facility Wachovia Bank NA) (c)(f)	11,000,000	11,000,000
Mount Sinai Union Free School District TAN 4.25% 6/30/08	11,000,000	11,053,192
New York Participating VRDN Series LB 06 P36, 3.65% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	17,000,000	17,000,000
New York City Gen. Oblig.:
Participating VRDN:
Series BS 334, 3.67% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	10,110,000	10,110,000
Series DB 167, 3.64% (Liquidity Facility Deutsche Bank AG) (c)(f)	28,630,000	28,630,000
Series DB 172, 3.64% (Liquidity Facility Deutsche Bank AG) (c)(f)	12,425,000	12,425,000
Series DB 178, 3.64% (Liquidity Facility Deutsche Bank AG) (c)(f)	33,890,000	33,890,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Participating VRDN:
Series LB 05 FP09, 3.67% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	$ 7,700,000	$ 7,700,000
Series LB 06 FP2, 3.67% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	12,500,000	12,500,000
Series MS 00 394, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	1,250,000	1,250,000
Series MS 01 525, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	5,910,000	5,910,000
Series MS 06 1454, 3.67% (Liquidity Facility Morgan Stanley) (c)(f)	121,000	121,000
Series MS 06 1585, 3.67% (Liquidity Facility Morgan Stanley) (c)(f)	3,445,000	3,445,000
Series MS 06 1973, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	17,345,000	17,345,000
Series MS 06 1974, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	27,345,000	27,345,000
Series MT 377, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	9,900,000	9,900,000
Series MT 393, 3.67% (Liquidity Facility BNP Paribas SA) (c)(f)	9,450,000	9,450,000
Series PA 1336, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,700,000	6,700,000
Series PA 1363, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,500,000	7,500,000
Series PT 2480, 3.66% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	4,860,000	4,860,000
Series PT 2615, 3.66% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	8,005,000	8,005,000
Series PT 3330, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,780,000	5,780,000
Series PT 3821, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,440,000	6,440,000
Series PT 3844, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	16,785,000	16,785,000
Series PT 3845, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	24,600,000	24,600,000
Series PT 962, 3.64% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	2,000,000	2,000,000
Series PT 991, 3.64% (Liquidity Facility BNP Paribas SA) (c)(f)	10,000,000	10,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Participating VRDN:
Series Putters 1088, 3.65% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 13,770,000	$ 13,770,000
Series Putters 1221, 3.65% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	17,790,000	17,790,000
Series Putters 1341, 3.65% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,640,000	3,640,000
Series Putters 647, 3.65% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	7,670,000	7,670,000
Series 1993 A4, 3.66%, LOC Landesbank Baden-Wuert, VRDN (c)	3,000,000	3,000,000
Series 1994 A4, 3.65%, LOC WestLB AG, VRDN (c)	10,000,000	10,000,000
Series 1994 A7, 3.61%, LOC JPMorgan Chase Bank, VRDN (c)	9,350,000	9,350,000
Series 2002 A6, 3.65% (FSA Insured), VRDN (c)	26,900,000	26,900,000
Series E2, 3.64%, LOC Bank of America NA, VRDN (c)	9,675,000	9,675,000
Series I5, 3.65%, LOC California Pub. Employees' Retirement Sys., VRDN (c)	8,755,000	8,755,000
Subseries 1996 J2, 3.57%, LOC WestLB AG, VRDN (c)	19,300,000	19,300,000
New York City Hsg. Dev. Corp. Multi-family Mortgage Rev. (20 Exchange Place Proj.) Series 2006 A, 3.63%, LOC Landesbank Hessen-Thuringen, VRDN (c)	6,900,000	6,900,000
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(Mercy College Proj.) Series A, 3.63%, LOC KeyBank NA, VRDN (c)	6,000,000	6,000,000
(Sephardic Cmnty. Youth Ctr. Proj.) 3.66%, LOC Manufacturers & Traders Trust Co., VRDN (c)	10,000,000	10,000,000
(The Birch Wathen Lenox School Proj.) 3.65%, LOC Allied Irish Banks PLC, VRDN (c)	2,625,000	2,625,000
New York City Indl. Dev. Agcy. Rev. (One Bryant Park LLC Proj.):
Series A, 3.64%, LOC Bank of America NA, LOC Citibank NA, VRDN (c)	10,000,000	10,000,000
Series B, 3.67%, LOC Bank of America NA, LOC Citibank NA, VRDN (c)	32,955,000	32,955,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EC 1163, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	14,590,000	14,590,000
Series EGL 06 69 Class A, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	10,100,000	10,100,000
Series EGL 06 74 Class A, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	13,000,000	13,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Participating VRDN:
Series LB 06 P46U, 3.65% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	$ 10,000,000	$ 10,000,000
Series Merlots 00 DDD, 3.68% (Liquidity Facility Wachovia Bank NA) (c)(f)	16,780,000	16,780,000
Series MS 06 1351, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	13,840,000	13,840,000
Series MS 06 1607, 3.65% (Liquidity Facility DEPFA BANK PLC) (c)(f)	15,000,000	15,000,000
Series MS 1105, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	3,660,000	3,660,000
Series PA 1022, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	9,000,000	9,000,000
Series PA 1327, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,000,000	5,000,000
Series PA 921, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	19,970,000	19,970,000
Series PT 06 3385, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,300,000	6,300,000
Series PT 3992, 3.65% (Liquidity Facility Wells Fargo & Co.) (c)(f)	3,000,000	3,000,000
Series Putters 624, 3.65% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,545,000	3,545,000
Series ROC II R 602, 3.66% (Liquidity Facility Citibank NA) (c)(f)	4,500,000	4,500,000
Series ROC II R3, 3.66% (Liquidity Facility Citibank NA) (c)(f)	7,000,000	7,000,000
Series ROC II R406, 3.66% (Liquidity Facility Citibank NA) (c)(f)	21,000,000	21,000,000
Series 1:
3.74% 9/5/07 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility JPMorgan Chase Bank), CP	25,000,000	25,000,000
3.77% 8/23/07 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility JPMorgan Chase Bank), CP	27,800,000	27,800,000
Series 1995 A, 3.65% (FGIC Insured), VRDN (c)	6,800,000	6,800,000
Series 2005 A, 3.68% 9/6/07 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	23,700,000	23,700,000
Series 6:
3.72% 9/5/07 (Liquidity Facility Landesbank Baden-Wuert) (Liquidity Facility Landesbank Hessen-Thuringen), CP	19,600,000	19,600,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 6:
3.77% 8/23/07 (Liquidity Facility Landesbank Baden-Wuert) (Liquidity Facility Landesbank Hessen-Thuringen), CP	$ 28,400,000	$ 28,400,000
3.77% 8/23/07 (Liquidity Facility Landesbank Baden-Wuert) (Liquidity Facility Landesbank Hessen-Thuringen), CP	15,900,000	15,900,000
New York City Transitional Fin. Auth. Bldg. Aid Rev. Participating VRDN:
Series EGL 06 0149, 3.67% (Liquidity Facility Citibank NA) (c)(f)	7,500,000	7,500,000
Series EGL 07 0029, 3.65% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	16,000,000	16,000,000
Series MS 06 1529, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	44,800,000	44,800,000
Series ROC II R 809 PB, 3.68% (Liquidity Facility Deutsche Postbank AG) (c)(f)	10,660,000	10,660,000
3.65% (Liquidity Facility Morgan Stanley) (c)(f)	6,886,500	6,886,500
3.66% (Liquidity Facility Citibank NA) (c)(f)	13,085,000	13,085,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series EGL 07 0019, 3.65% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)	7,865,000	7,865,000
Series EGL 07 0024, 3.65% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)	22,785,000	22,785,000
Series FRRI 01 N11, 3.65% (Liquidity Facility Bank of New York, New York) (c)(f)	5,075,000	5,075,000
Series FRRI 02 L21, 3.65% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	22,175,000	22,175,000
Series Merlots 99 G, 3.68% (Liquidity Facility Wachovia Bank NA) (c)(f)	33,995,000	33,995,000
Series Merlots A40, 3.68% (Liquidity Facility Bank of New York, New York) (c)(f)	4,895,000	4,895,000
Series MS 00 283, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	11,245,000	11,245,000
Series MS 01 698, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	9,956,000	9,956,000
Series MS 06 1401, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	19,500,000	19,500,000
Series MS 06 1857, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	6,995,000	6,995,000
Series MSDW 00 319, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	5,465,000	5,465,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Participating VRDN:
Series PT 1814, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	$ 5,245,000	$ 5,245,000
Series PT 1839, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,380,000	5,380,000
Series Putters 1155, 3.65% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	23,680,000	23,680,000
Series Putters 1720, 3.65% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,995,000	5,995,000
Series Putters 424, 3.65% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,455,000	6,455,000
Series Putters 628, 3.65% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,275,000	7,275,000
Series Putters 830, 3.65% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	21,045,000	21,045,000
Series ROC II R 11137, 3.66% (Liquidity Facility Citibank NA) (c)(f)	6,900,000	6,900,000
Series ROC II R1039, 3.66% (Liquidity Facility Citigroup, Inc.) (c)(f)	2,370,000	2,370,000
Series ROC II R2052, 3.66% (Liquidity Facility Citigroup, Inc.) (c)(f)	1,985,000	1,985,000
Series ROC II R2054, 3.67% (Liquidity Facility Citigroup, Inc.) (c)(f)	3,750,000	3,750,000
Series 2001 B, 3.65% (Liquidity Facility Landesbank Baden-Wuert), VRDN (c)	2,200,000	2,200,000
Series 2003 1A, 3.6% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	17,550,000	17,550,000
Series 2003 1D, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	1,600,000	1,600,000
Series 2003 2A, 3.65% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	15,070,000	15,070,000
Series 2003 C2, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	9,500,000	9,500,000
3.67% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	8,500,000	8,500,000
New York Convention Ctr. Dev. Corp. Rev. Participating VRDN:
Series BNY 1007, 3.63% (Liquidity Facility Bank of New York, New York) (c)(f)	3,900,000	3,900,000
Series EGL 06 72 Class A, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	23,000,000	23,000,000
Series Putters 1247Z, 3.65% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,195,000	7,195,000
New York Counties Tobacco Trust II Participating VRDN Series PA 1347, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,815,000	6,815,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series Austin 160, 3.65% (Liquidity Facility Bank of America NA) (c)(f)	$ 21,075,000	$ 21,075,000
Series BA 159, 3.65% (Liquidity Facility Bank of America NA) (c)(f)	6,135,000	6,135,000
New York Dorm. Auth. Revs.:
Participating VRDN:
Series BA 01 D, 3.65% (Liquidity Facility Bank of America NA) (c)(f)	1,000,000	1,000,000
Series Clipper 07 15, 3.65% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	26,020,000	26,020,000
Series EGL 06 0138, 3.67% (Liquidity Facility Citibank NA) (c)(f)	5,000,000	5,000,000
Series EGL 06 47 Class A, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	12,700,000	12,700,000
Series EGL 07 0002, 3.65% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (c)(f)	12,000,000	12,000,000
Series EGL 07 0066, 3.65% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	14,000,000	14,000,000
Series Floaters 00 310, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	2,892,500	2,892,500
Series Floaters 06 1418, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	7,510,000	7,510,000
Series FRRI 02 L25J, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	39,075,000	39,075,000
Series Merlots 00 A30, 3.68% (Liquidity Facility Wachovia Bank NA) (c)(f)	1,760,000	1,760,000
Series Merlots 00 G, 3.68% (Liquidity Facility Wachovia Bank NA) (c)(f)	16,700,000	16,700,000
Series Merlots 00 X, 3.68% (Liquidity Facility Bank of New York, New York) (c)(f)	4,000,000	4,000,000
Series Merlots 01 A65, 3.68% (Liquidity Facility Wachovia Bank NA) (c)(f)	645,000	645,000
Series Merlots 02 A56, 3.68% (Liquidity Facility Bank of New York, New York) (c)(f)	21,585,000	21,585,000
Series Merlots 03 B9, 3.68% (Liquidity Facility Wachovia Bank NA) (c)(f)	7,405,000	7,405,000
Series MS 06 1598, 3.65% (Liquidity Facility DEPFA BANK PLC) (c)(f)	19,270,000	19,270,000
Series MS 06 1601, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	4,300,000	4,300,000
Series MS 06 1602, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	12,675,000	12,675,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.: - continued
Participating VRDN:
Series MS 12216, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	$ 12,000,000	$ 12,000,000
Series MSDW 00 305, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	14,000,000	14,000,000
Series MT 409, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	15,000,000	15,000,000
Series PT 130, 3.65% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)	10,690,000	10,690,000
Series PT 2592, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,430,000	7,430,000
Series PT 3581, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	26,995,000	26,995,000
Series Putters 1955, 3.65% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	9,000,000	9,000,000
Series Putters 1956, 3.65% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	16,935,000	16,935,000
Series ROC II R 11035 CE, 3.66% (Liquidity Facility Citibank NA) (c)(f)	14,000,000	14,000,000
Series ROC II R 7046, 3.66% (Liquidity Facility Citigroup, Inc.) (c)(f)	1,500,000	1,500,000
Series ROC II R4558, 3.66% (Liquidity Facility Citigroup, Inc.) (c)(f)	2,735,000	2,735,000
Series ROC II R6052, 3.66% (Liquidity Facility Citigroup, Inc.) (c)(f)	4,600,000	4,600,000
(Interfaith Med. Ctr. Proj.) Bonds Series D, 5.4% 2/15/28 (Pre-Refunded to 2/15/08 @ 101.5) (e)	12,950,000	13,264,952
New York Envir. Facilities Corp. Participating VRDN:
Series Putters 652, 3.65% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	6,270,000	6,270,000
Series ROC II R 2169, 3.67% (Liquidity Facility Citigroup, Inc.) (c)(f)	7,410,000	7,410,000
Series ROC II R6043, 3.66% (Liquidity Facility Citigroup, Inc.) (c)(f)	8,435,000	8,435,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN:
Series Merlots B20, 3.68% (Liquidity Facility Wachovia Bank NA) (c)(f)	1,995,000	1,995,000
Series MS 06 1676, 3.65% (Liquidity Facility DEPFA BANK PLC) (c)(f)	12,715,000	12,715,000
Series MS 731, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	38,492,000	38,492,000
Series PT 2012, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,145,000	5,145,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN: - continued
Series PT 2108, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	$ 6,975,000	$ 6,975,000
Series Putters 1827, 3.65% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,580,000	8,580,000
Series ROC II R 7031, 3.66% (Liquidity Facility Citigroup, Inc.) (c)(f)	10,380,000	10,380,000
Series ROC II R4001, 3.66% (Liquidity Facility Citigroup, Inc.) (c)(f)	6,410,000	6,410,000
New York Hsg. Fin. Agcy. Personal Income Tax Rev. Participating VRDN Series MS 859, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	5,525,000	5,525,000
New York Hsg. Fin. Agcy. Rev. (100 Meriden Lane Hsg. Proj.) Series A, 3.6%, LOC Bank of New York, New York, VRDN (c)	53,935,000	53,935,000
New York Local Govt. Assistance Corp. Participating VRDN:
Series PT 410, 3.65% (Liquidity Facility Lloyds TSB Bank PLC) (c)(f)	5,800,000	5,800,000
Series SG 99, 3.63% (Liquidity Facility Societe Generale) (c)(f)	15,000,000	15,000,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Participating VRDN:
Series EGL 06 0133, 3.67% (Liquidity Facility Citibank NA) (c)(f)	10,000,000	10,000,000
Series EGL 06 0147, 3.67% (Liquidity Facility Citibank NA) (c)(f)	24,500,000	24,500,000
Series EGL 07 0008, Class A, 3.66% (Liquidity Facility Citibank NA) (c)(f)	11,385,000	11,385,000
Series PA 1098, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	11,800,000	11,800,000
Series PA 1273, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,750,000	3,750,000
Series PT 2290, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,565,000	7,565,000
Series A1, 3.59% (XL Cap. Assurance, Inc. Insured), VRDN (c)	17,530,000	17,530,000
New York Metropolitan Trans. Auth. Rev.:
Participating VRDN:
Series EGL 03 37 Class A, 3.67% (Liquidity Facility Citibank NA) (c)(f)	4,535,000	4,535,000
Series EGL 03 51 Class A, 3.67% (Liquidity Facility Citibank NA) (c)(f)	5,145,000	5,145,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Metropolitan Trans. Auth. Rev.: - continued
Participating VRDN:
Series EGL 04 41 Class A, 3.66% (Liquidity Facility Citibank NA) (c)(f)	$ 15,005,000	$ 15,005,000
Series EGL 06 0015, Class A, 3.67% (Liquidity Facility Citibank NA) (c)(f)	3,000,000	3,000,000
Series EGL 06 0064, 3.65% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (c)(f)	23,360,000	23,360,000
Series EGL 06 0114, 3.66% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)	8,200,000	8,200,000
Series EGL 7053019 Class A, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	6,100,000	6,100,000
Series FRRI 02 F, 3.66% (Liquidity Facility Bank of New York, New York) (c)(f)	1,600,000	1,600,000
Series Merlots 06 B26, 3.68% (Liquidity Facility Wachovia Bank NA) (c)(f)	9,965,000	9,965,000
Series MS 724X, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	3,000,000	3,000,000
Series PA 1036, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	2,995,000	2,995,000
Series PA 1040, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	11,700,000	11,700,000
Series PA 1083, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	14,995,000	14,995,000
Series PT 1466, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,940,000	4,940,000
Series PT 1946, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	11,560,000	11,560,000
Series PT 1969, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,195,000	5,195,000
Series PT 1972, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,850,000	3,850,000
Series PT 3795, 3.64% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	5,000,000	5,000,000
Series Putters 1659, 3.65% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,790,000	6,790,000
Series Putters 1662, 3.65% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	15,335,000	15,335,000
Series Putters 1926, 3.65% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	17,880,000	17,880,000
Series Putters 989, 3.65% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,295,000	6,295,000
Series ROC II R 386, 3.67% (Liquidity Facility Citibank NA) (c)(f)	12,000,000	12,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Metropolitan Trans. Auth. Rev.: - continued
Series B:
3.72% 8/9/07, LOC ABN-AMRO Bank NV, CP	$ 10,000,000	$ 10,000,000
3.72% 10/5/07, LOC ABN-AMRO Bank NV, CP	30,000,000	30,000,000
3.73% 8/8/07, LOC ABN-AMRO Bank NV, CP	11,900,000	11,900,000
New York Pwr. Auth.:
Series 1:
3.7% 8/24/07, CP	8,154,000	8,154,000
3.72% 8/1/07, CP	7,931,000	7,931,000
3.78% 8/13/07, CP	18,600,000	18,600,000
3.78% 8/14/07, CP	18,600,000	18,600,000
3.78% 8/15/07, CP	16,400,000	16,400,000
3.8% 8/1/07, CP	11,800,000	11,800,000
Series 2, 3.65% 9/6/07, CP	8,000,000	8,000,000
New York Sales Tax Asset Receivables Corp. Participating VRDN:
Series PT 2450, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	1,360,000	1,360,000
Series PT 3521, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	37,940,000	37,940,000
Series Putters 1133Z, 3.65% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	19,610,000	19,610,000
Series Putters 1438Z, 3.65% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,445,000	6,445,000
Series Putters 1948, 3.65% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,550,000	6,550,000
Series Putters 629, 3.65% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,595,000	2,595,000
Series ROC II R 552, 3.66% (Liquidity Facility Citibank NA) (c)(f)	2,995,000	2,995,000
Series ROC II R 6084, 3.66% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,695,000	5,695,000
New York Thruway Auth. Gen. Rev. Participating VRDN:
Series EGL 06 49 Class A, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	20,000,000	20,000,000
Series EGL 06 61 Class A, 3.65% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (c)(f)	14,100,000	14,100,000
Series ROC II R4076, 3.66% (Liquidity Facility Citigroup, Inc.) (c)(f)	11,220,000	11,220,000
Series SG 121, 3.63% (Liquidity Facility Societe Generale) (c)(f)	6,565,000	6,565,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Thruway Auth. Hwy. & Bridge Trust Fund Participating VRDN:
Series MS 00 368, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	$ 3,500,000	$ 3,500,000
Series MS 06 1921, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	8,335,000	8,335,000
Series MSTC 9045, 3.63% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	9,990,000	9,990,000
Series PA 1328, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	1,200,000	1,200,000
Series Putters 1049, 3.65% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	15,970,000	15,970,000
Series ROC II R458, 3.66% (Liquidity Facility Citibank NA) (c)(f)	3,000,000	3,000,000
New York Thruway Auth. Personal Income Tax Rev. Participating VRDN:
Series MS 1194, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	1,685,000	1,685,000
Series MT 292, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,000,000	5,000,000
Series Putters 1186, 3.65% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,240,000	6,240,000
Series ROC 6093, 3.66% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,060,000	5,060,000
Series ROC II R6030, 3.66% (Liquidity Facility Citigroup, Inc.) (c)(f)	3,240,000	3,240,000
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series PT 3538, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,975,000	4,975,000
New York Thruway Auth. Svc. Contract Rev. Participating VRDN Series EGL 00 3205, 3.67% (Liquidity Facility Citibank NA) (c)(f)	6,325,000	6,324,605
New York Tollway Auth. Hwy. & Bridge Trust Fund Participating VRDN Series EC 1098, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,100,000	3,100,000
New York Urban Dev. Corp. Rev. Participating VRDN:
Series Merlots 00 N, 3.68% (Liquidity Facility Wachovia Bank NA) (c)(f)	13,000,000	13,000,000
Series PT 2460, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	2,980,000	2,980,000
Niskayuna Central School District BAN 4% 5/15/08	7,400,000	7,418,517
Oyster Bay Gen. Oblig. BAN Series A, 4% 3/14/08	10,100,000	10,127,090
Rochester Gen. Oblig. BAN Series I, 4% 2/28/08	17,900,000	17,936,731
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Rockland County Gen. Oblig.:
BAN 4% 12/20/07	$ 20,900,000	$ 20,933,593
TAN 4% 12/20/07	10,200,000	10,217,191
Rockland Tobacco Asset Securitization Corp. Participating VRDN Series PA 1345, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	2,720,000	2,720,000
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Maryhaven Ctr. of Hope Proj.) Series 1997 A, 3.69%, LOC KeyBank NA, VRDN (c)	2,400,000	2,400,000
Syracuse Indl. Dev. Agcy. Civic Facility Rev. (Crouse-Irving Hosp. Health Proj.) Series A, 3.62%, LOC Bank of America NA, VRDN (c)	10,950,000	10,950,000
Syracuse Gen. Oblig. Bonds (Pub. Impt. Proj.) Series A:
6% 4/15/10 (Pre-Refunded to 4/15/08 @ 101) (e)	1,025,000	1,051,697
6% 4/15/11 (Pre-Refunded to 4/15/08 @ 101) (e)	1,075,000	1,102,999
6% 4/15/12 (Pre-Refunded to 4/15/08 @ 101) (e)	1,150,000	1,179,952
6% 4/15/13 (Pre-Refunded to 4/15/08 @ 101) (e)	1,200,000	1,231,255
Tobacco Settlement Fing. Corp. Participating VRDN:
Series MS 06 1457, 3.7% (Liquidity Facility Morgan Stanley) (c)(f)	8,775,000	8,775,000
Series PT 1907, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,260,000	5,260,000
Series PT 835, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	7,400,000	7,400,000
Series PT 875, 3.65% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	6,000,000	6,000,000
Series PT 893, 3.66% (Liquidity Facility DEPFA BANK PLC) (c)(f)	16,895,000	16,895,000
Series ROC II R 4508, 3.67% (Liquidity Facility Citigroup, Inc.) (c)(f)	10,175,000	10,175,000
Series ROC II R2034, 3.67% (Liquidity Facility Citigroup, Inc.) (c)(f)	2,890,000	2,890,000
Tompkins County Indl. Dev. Agcy. Rev. (Civic Facilities Proj.) Series A, 3.71%, LOC Manufacturers & Traders Trust Co., VRDN (c)	5,300,000	5,300,000
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN:
Series EGL 02 6011 Class A, 3.67% (Liquidity Facility Citibank NA) (c)(f)	3,700,000	3,700,000
Series EGL 02 6024 Class A, 3.67% (Liquidity Facility Citibank NA) (c)(f)	6,000,000	6,000,000
Series EGL 03 4, Class A, 3.67% (Liquidity Facility Citibank NA) (c)(f)	4,500,000	4,500,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Triborough Bridge & Tunnel Auth. Revs.: - continued
Participating VRDN:
Series EGL 03 55 Class A, 3.67% (Liquidity Facility Citibank NA) (c)(f)	$ 4,985,000	$ 4,985,000
Series MS 06 1403, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	5,155,000	5,155,000
Series PA 1074, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,000,000	7,000,000
Series PA 948, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,200,000	7,200,000
Series PT 2017, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,910,000	4,910,000
Series PT 3437, 3.64% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	21,230,000	21,230,000
Series Putters 1916, 3.65% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	11,600,000	11,600,000
Series ROC II R 1008, 3.66% (Liquidity Facility Citigroup, Inc.) (c)(f)	3,090,000	3,090,000
Series ROC II R1032, 3.66% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,305,000	5,305,000
Series ROC II R2013, 3.66% (Liquidity Facility Citigroup, Inc.) (c)(f)	3,795,000	3,795,000
Series SGB 43, 3.64% (Liquidity Facility Societe Generale) (c)(f)	19,150,000	19,150,000
Subseries B3, 3.6% (Liquidity Facility Bank of America NA), VRDN (c)	8,400,000	8,400,000
Upstate Telecommunications Corp. Rev. 3.66%, LOC Manufacturers & Traders Trust Co., VRDN (c)	5,600,000	5,600,000
Yates County Indl. Dev. Agcy. Civic Facilities Rev. (Keuka College Proj.) Series 2003 A, 3.64%, LOC KeyBank NA, VRDN (c)	3,150,000	3,150,000
		3,163,863,653
New York & New Jersey - 1.1%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series MS 766, 3.64% (Liquidity Facility Morgan Stanley) (c)(f)	4,245,000	4,245,000
Series PA 1251, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,700,000	3,700,000
Series 2004 2, 3.68%, VRDN (c)	8,300,000	8,300,000
Series 3, 3.68%, VRDN (c)	22,120,000	22,120,000
		38,365,000
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - 5.0%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Participating VRDN Series ROC II R 10001 CE, 3.67% (Liquidity Facility Citigroup, Inc.) (c)(f)	$ 39,000,000	$ 39,000,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN Series EC 1004, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	54,480,000	54,480,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN:
Series GS 07 36, 3.66% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(f)	2,600,000	2,600,000
Series MACN 06 R, 3.62% (Liquidity Facility Bank of America NA) (c)(f)	10,400,000	10,400,000
Series ROC II R 785 CE, 3.64% (Liquidity Facility Citigroup, Inc.) (c)(f)	9,240,000	9,240,000
Puerto Rico Convention Ctr. District Auth. Hotel Occupancy Tax Rev. Participating VRDN Series MS 1290, 3.63% (Liquidity Facility Morgan Stanley) (c)(f)	3,300,000	3,300,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series EC 1144, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	14,640,000	14,640,000
Series PA 1044, 3.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,245,000	7,245,000
Series PA 1223, 3.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,625,000	6,625,000
Puerto Rico Pub. Bldg. Auth. Participating VRDN Series DFA 07 02, 3.66% (Liquidity Facility DEPFA BANK PLC) (c)(f)	22,300,000	22,300,000
		169,830,000
Other - 0.6%
Fidelity Tax-Free Cash Central Fund, 3.65% (a)(d)	18,334,261	18,334,261
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $3,390,392,914)		3,390,392,914
NET OTHER ASSETS - 0.6%		22,087,928
NET ASSETS - 100%		$ 3,412,480,842
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 292,498

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,372,058,653)	$ 3,372,058,653
Fidelity Central Funds (cost $18,334,261)	18,334,261
Total Investments (cost $3,390,392,914)		$ 3,390,392,914
Cash		34,489,377
Receivable for investments sold		213,952
Receivable for fund shares sold		15,199,762
Interest receivable		27,303,719
Distributions receivable from Fidelity Central Funds		79,973
Receivable from investment adviser for expense reductions		80,270
Other receivables		544,233
Total assets		3,468,304,200

Liabilities
Payable for investments purchased Regular delivery	$ 3,014,857
Delayed delivery	40,688,395
Payable for fund shares redeemed	10,805,996
Distributions payable	580,916
Accrued management fee	544,815
Distribution fees payable	396
Other affiliated payables	187,983
Total liabilities		55,823,358

Net Assets		$ 3,412,480,842
Net Assets consist of:
Paid in capital		$ 3,412,012,600
Undistributed net investment income		86,853
Accumulated undistributed net realized gain (loss) on investments		381,389
Net Assets		$ 3,412,480,842

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

July 31, 2007 (Unaudited)

New York AMT Tax-Free Money Market: Net Asset Value, offering price and redemption price per share ($1,223,274,716 ÷ 1,224,826,902 shares)	$ 1.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,187,382,262 ÷ 2,184,885,160 shares)	$ 1.00

Service Class: Net Asset Value, offering price and redemption price per share ($1,823,864 ÷ 1,825,850 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended July 31, 2007 (Unaudited)

Investment Income
Interest		$ 48,610,721
Income from Fidelity Central Funds		292,498
Total income		48,903,219

Expenses
Management fee	$ 3,611,493
Transfer agent fees	760,804
Distribution fees	1,419
Independent trustees' compensation	3,926
Total expenses before reductions	4,377,642
Expense reductions	(1,385,306)	2,992,336
Net investment income		45,910,883
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		217,598
Net increase in net assets resulting from operations		$ 46,128,481

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2007 (Unaudited)	Year ended January 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 45,910,883	$ 58,873,189
Net realized gain (loss)	217,598	248,173
Net increase in net assets resulting from operations	46,128,481	59,121,362
Distributions to shareholders from net investment income	(45,910,666)	(58,872,036)
Share transactions - net increase (decrease)	1,208,876,028	645,970,075
Total increase (decrease) in net assets	1,209,093,843	646,219,401
Net Assets
Beginning of period	2,203,386,999	1,557,167,598
End of period (including undistributed net investment income of $86,853 and undistributed net investment income of $86,636, respectively)	$ 3,412,480,842	$ 2,203,386,999

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - New York AMT Tax-Free Money Market

	Six months ended July 31, 2007	Years ended January 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.017	.031	.022	.009	.007	.011
Net realized and unrealized gain (loss)E	-	-	-	-	-	-
Total from investment operations	.017	.031	.022	.009	.007	.011
Distributions from net investment income	(.017)	(.031)	(.022)	(.009)	(.007)	(.011)
Distributions from net realized gain	-	-	-	-E	-	-
Total distributions	(.017)	(.031)	(.022)	(.009)	(.007)	(.011)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.69%	3.15%	2.20%	.94%	.72%	1.14%
Ratios to Average Net Assets D, F
Expenses before reductions	.36%A	.43%	.43%	.43%	.43%	.43%
Expenses net of fee waivers, if any	.34%A	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.27%A	.32%	.32%	.37%	.39%	.37%
Net investment income	3.35%A	3.12%	2.20%	.92%	.72%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,223,275	$ 2,203,387	$ 1,557,168	$ 1,172,513	$ 1,072,558	$ 1,163,393

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount represents less than $.001 per share.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended July 31, 2007E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00
Income from Investment Operations
Net investment income	.010
Net realized and unrealized gain (loss) G	-
Total from investment operations	.010
Distributions from net investment income	(.010)
Net asset value, end of period	$ 1.00
Total Return B, C	1.02%
Ratios to Average Net Assets D, F
Expenses before reductions	.25%A
Expenses net of fee waivers, if any	.20%A
Expenses net of all reductions	.11%A
Net investment income	3.55%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,187,382

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E For the period April 18, 2007 (commencement of sale of shares) to July 31, 2007.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

Period ended July 31, 2007E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00
Income from Investment Operations
Net investment income	.010
Net realized and unrealized gain (loss) G	-
Total from investment operations	.010
Distributions from net investment income	(.010)
Net asset value, end of period	$ 1.00
Total Return B, C	.95%
Ratios to Average Net Assets D, F
Expenses before reductions	.50%A
Expenses net of fee waivers, if any	.45%A
Expenses net of all reductions	.37%A
Net investment income	3.32%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,824

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E For the period April 18, 2007 (commencement of sale of shares) to July 31, 2007.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2007 (Unaudited)

1. Organization.

Fidelity New York AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity New York Municipal Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers New York AMT Tax-Free Money Market, Institutional Class and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund commenced sale of shares of Institutional Class, Service Class, and the existing class was designated New York AMT Tax-Free Money Market on April 18, 2007. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortization cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value each business day.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to deferred trustees compensation.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Cost for federal income tax purposes	$ 3,390,392,914

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The Board of Trustees approved an amendment to the management contract lowering the management fee from .43% to .20% of average net assets effective April 1, 2007. Under the amended management contract, FMR will pay all other fund-level expenses except the compensation of the independent Trustees and certain expenses such as interest expense, including commitment fees. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. For the period the total annualized management fee rate was .27% of the Fund's average net assets.

In addition, the Board of Trustees approved a new expense contract for New York AMT Tax-Free Money Market effective April 1, 2007. Under the expense contract, FMR pays class level expenses so that the total expenses do not exceed, expressed as a percentage of class average net assets, .35%, with certain exceptions such as interest expense, including commitment fees.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate and the total amount paid to and retained by FDC were as follows:

	Service Fee	Paid to FDC	Retained by FDC
Service Class	.25%	$ 1,419	$ 138

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the Fund's transfer and shareholder servicing agent and accounting functions. The Board of Trustees approved a new transfer agent contract with Citibank and a new sub-arrangement with FSC effective April 1, 2007. Under the new contract, transfer agent fees for each class are based on an annual rate, expressed as a percentage of each class' average net assets, of .10% for New York AMT Tax-Free Money Market and .05% each for Institutional Class shares and Service Class shares. Prior to April 1, 2007, FMR paid for the transfer agent fees on behalf of New

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

York AMT Tax-Free Money Market under the terms of the management fee contract. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FSC were as follows:

	Amount	% of Average Net Assets*
New York AMT Tax-Free Money Market	$ 557,852.06
Institutional Class	202,661.05
Service Class	291.05
	$ 760,804

* Annualized

6. Expense Reductions.

Prior to April 1, 2007, FMR voluntarily agreed to reimburse the Fund to the extent operating expenses exceeded .40% of average net assets. Some expenses, for example interest expense, including commitment fees, were excluded from this reimbursement. During the period, this reimbursement reduced the Fund's expenses by $166,392. Effective April 1, 2007, under the new expense contract for New York AMT Tax-Free Money Market, the voluntary expense limitation was eliminated. Effective April 18, 2007, FMR has contractually agreed to reimburse Institutional Class and Service Class to the extent that annual operating expenses, expressed as a percentage of each class' average net assets, exceeds .20% and .45%, respectively. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $198,175 and $276, respectively.

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1,008,621. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
New York AMT Tax-Free Money Market	$ 11,842

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2007A	Year ended January 31, 2007
From net investment income
New York AMT Tax-Free Money Market	$ 31,623,166	$ 58,872,036
Institutional Class	14,268,621	-
Service Class	18,879	-
Total	$ 45,910,666	$ 58,872,036

A Distributions for Institutional Class and Service Class are for the period April 18, 2007 (commencement of sale of shares) to July 31, 2007.

9. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Six months ended July 31, 2007A	Year ended January 31, 2007
New York AMT Tax-Free Money Market Shares sold	1,300,427,456	1,961,930,603
Reinvestment of distributions	29,822,993	55,588,981
Shares redeemed	(2,308,085,431)	(1,371,549,509)
Net increase (decrease)	(977,834,982)	645,970,075
Institutional Class Shares sold	2,473,417,210	-
Reinvestment of distributions	13,590,557	-
Shares redeemed	(302,122,607)	-
Net increase (decrease)	2,184,885,160	-
Service Class Shares sold	3,809,912	-
Reinvestment of distributions	18,879	-
Shares redeemed	(2,002,941)	-
Net increase (decrease)	1,825,850	-

A Share transactions for Institutional Class and Service Class are for the period April 18, 2007 (commencement of sale of shares) to July 31, 2007.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New York AMT Tax-Free Money Market Fund

On March 15, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract (the Amended Contract) for the fund, effective April 1, 2007. The Amended Contract lowers the fund's management fee from 43 basis points to 20 basis points of the fund's average daily net assets. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Amended Contract for the fund, the Board was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline.

Shareholder and Administrative Services. The Board considered the nature, quality, cost and extent of advisory, administrative, distribution and shareholder services performed by the Investment Advisers and affiliated companies.

Investment Performance. The Board noted that the approval of the Amended Contract would not change the fund's portfolio manager, the investment processes, the level or nature of services provided, the resources and personnel allocated, or its trading and compliance operations.

Based on this review of services, the Board concluded that the nature, extent, and quality of services provided to the fund will benefit shareholders of the fund.

Competitiveness of Management Fees and Total Fund Expenses. The Board considered that under the fund's existing management contract, the fund was paying an all-inclusive management fee, whereby FMR was responsible for payment of virtually all fund-level expenses. In approving the Amended Contract, the Board considered that the Amended Contract requires FMR to pay fund-level expenses (such as custody, pricing and bookkeeping, legal, and audit fees), but not class-level expenses (such as transfer agent fees and 12b-1 fees). The Board also considered that the Amended Contract reduces the fund's management fee from 43 basis points to 20 basis points of the fund's average daily assets. The Board noted that the lower management fee rate proposed for the fund would have ranked the fund's management fee below the median of its competitors for 2006.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In connection with its review of the fund's total expenses, the Board considered the fund's management fee as well as the fund's non-management expenses, such as transfer agent fees. The Board approved changes (effective April 1, 2007) in the contractual arrangements for the fund that (i) set the transfer agent fee at 10 basis points, and (ii) limit total expenses of the fund to 35 basis points, pursuant to a new expense contract. The Board noted that projected total expenses for the fund's shareholders would be 30 basis points, and that total expenses may not exceed 35 basis points without Board and shareholder approval.

The Board recognized that, although the new flat transfer agent fee rate would be higher than the effective rate for calendar year 2006 (approximately 7.6 bp), total expenses paid by shareholders would be 5 to 10 basis points lower under the new contractual expense arrangements. The Board also noted that the projected total expenses of the fund would have ranked below the median of its competitors for 2006.

Based on this review, the Board concluded that the fund's management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. In connection with its approval of the fund's Amended Contract, the Board did not consider data regarding the impact on Fidelity's costs of services, revenues, or profitability from the new arrangement because it was approving an arrangement that reduces the management fee and total expenses that the fund pays. The Board noted Fidelity's assertion that reducing the management fee for the fund would reduce Fidelity's profitability. In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. In connection with its approval of the fund's Amended Contract, the Board did not consider economies of scale because the arrangement lowers the fund's management fee and, under the expense contract, FMR will bear all class-level expenses of the fund's existing class of shareholders so that the class's total expenses do not exceed 35 basis points. In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after consideration of all material factors, the Board concluded that the advisory fee structure is fair and reasonable, and that the Amended Contract should be approved.

Semiannual Report

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Semiannual Report

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the fund's cumulative total returns and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. (The fund did not offer Institutional Class or Service Class as of December 31, 2006.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity New York AMT Tax-Free Money Market Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for all the periods shown.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 19% means that 81% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. For a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and custody fees) from the fund's all-inclusive fee (in effect through March 31, 2007). In this regard, the Board realizes that net management fees can vary from year to year because of differences in non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses (including 12b-1 fees, if applicable) under the fund's amended and restated management contract, effective April 1, 2007.

Semiannual Report

Fidelity New York AMT Tax-Free Money Market Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Furthermore, the Board considered that, on March 15, 2007, after the periods shown in the chart above, it had approved an amended and restated management contract for the fund (effective April 1, 2007) that (i) lowered the fund's management fee from 43 basis points to 20 basis points, and (ii) provides that FMR will pay all "fund-level" expenses out of the management fee, with certain limited exceptions. (Transfer agent fees and 12b-1 fees, if applicable, currently are the only "class-level" expenses.) The Board noted that, if the amended and restated management contract had been in effect for 2006, 91% of the funds in the Total Mapped Group would have had higher management fees than the fund, and the fund's management fee would have ranked in the first ASPG quartile.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement (in effect through March 31, 2007). The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses (including 12b-1 fees, if applicable) under the fund's amended and restated management contract, effective April 1, 2007. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2006. The Board considered that, if the fund's lower management fee had been in effect for 2006, it would have reduced the fund's total expenses by 10 basis points.

Furthermore, the Board considered that, on March 15, 2007, it had approved changes (effective April 1, 2007) in the contractual arrangements for the fund that (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 20 basis points, (ii) set the "class-level" transfer agent fee for Fidelity New York AMT Tax-Free Money Market (retail class) at a fixed rate of 10 basis points, and (iii) limit the total expenses of Fidelity New York AMT Tax-Free Money Market (retail class) to 35 basis points. These contractual arrangements may not be increased without the approval of the Board and, in the case of (i) and (iii), the shareholders of the applicable class. Institutional Class and Service Class (which commenced operations on April 17, 2007) are subject to different "class-level" expenses (transfer agent fees and 12b-1 fees). In addition, the Board considered that, effective April 18, 2007, FMR contractually agreed to limit the total expenses of Institutional Class and Service Class to 20 basis points and 45 basis points, respectively. These contractual arrangements may not be increased without Board approval.

Semiannual Report

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

NYS-USAN-0907
1.789294.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

New York Municipal
Money Market
Fund

Semiannual Report

July 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2007 to July 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Beginning Account Value February 1, 2007	Ending Account Value July 31, 2007	Expenses Paid During Period* February 1, 2007 to July 31, 2007
Actual	$ 1,000.00	$ 1,016.00	$ 2.55
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,022.27	$ 2.56

* Expenses are equal to the Fund's annualized expense ratio of .51%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 7/31/07	% of fund's investments 1/31/07	% of fund's investments 7/31/06
0 - 30	92.5	92.2	90.7
31 - 90	2.8	0.1	4.1
91 - 180	1.6	3.6	2.0
181 - 397	3.1	4.1	3.2
Weighted Average Maturity
	7/31/07	1/31/07	7/31/06
Fidelity New York Municipal Money Market Fund	18 Days	24 Days	21 Days
New York Tax-Free Money Market Funds Average*	25 Days	24 Days	24 Days
Asset Allocation (% of fund's net assets)
As of July 31, 2007	As of January 31, 2007
Variable Rate Demand Notes (VRDNs) 82.3%	Variable Rate Demand Notes (VRDNs) 83.7%
Commercial Paper (including CP Mode) 8.0%	Commercial Paper (including CP Mode) 2.7%
Tender Bonds 0.4%	Tender Bonds 0.5%
Municipal Notes 4.1%	Municipal Notes 6.8%
Other Investments 0.6%	Other Investments 0.1%
Net Other Assets 4.6%	Net Other Assets 6.2%

*Source: iMoneyNet, Inc.

Semiannual Report

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 95.4%
	Principal Amount	Value
New York - 84.8%
Amherst Gen. Oblig. BAN 4% 12/27/07	$ 7,500,000	$ 7,514,088
Chemung County Indl. Dev. Agcy. Indl. Dev. Rev.:
(McWane, Inc. Proj.) Series 1992 A, 3.81%, LOC Regions Bank of Alabama, VRDN (a)(b)	315,000	315,000
(Med. Mgmt. & Rehabilitation Svc. 2nd Prog. Trayer, Inc. Proj.) Series A, 3.8%, LOC HSBC Bank USA, VRDN (a)(b)	2,255,000	2,255,000
East Rochester Hsg. Auth. Rev. (Daniels Creek at Baytowne Proj.) 3.67%, LOC HSBC Bank USA, VRDN (a)(b)	10,435,000	10,435,000
Erie County Tobacco Asset Securitization Corp. Participating VRDN Series PA 1339, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	16,400,000	16,400,000
Freeport Gen. Oblig. BAN Series B, 4.25% 5/9/08	4,371,000	4,387,335
Hudson Falls Central School District BAN 4% 6/27/08	9,000,000	9,017,174
Hudson Yards Infrastructure Corp. Participating VRDN Series EGL 07 0030, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	70,000,000	70,000,000
Lancaster Indl. Dev. Agcy. Civic Facilities Rev. (Greenfield Manor Proj.) 3.66%, LOC Manufacturers & Traders Trust Co., VRDN (a)	4,185,000	4,185,000
Liberty Dev. Corp. Rev. Participating VRDN:
Series Austin 05 Q, 3.65% (Liquidity Facility Bank of America NA) (a)(d)	39,145,000	39,145,000
Series MS 06 1451, 3.65% (Liquidity Facility Morgan Stanley) (a)(d)	18,640,000	18,640,000
Series PT 3952, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	11,690,000	11,690,000
Long Island Pwr. Auth. Elec. Sys. Rev. Participating VRDN:
Series EGL 720050013 Class A, 3.67% (Liquidity Facility Citibank NA) (a)(d)	8,275,000	8,275,000
Series MS 06 1647, 3.65% (Liquidity Facility Morgan Stanley) (a)(d)	15,175,000	15,175,000
Metropolitan Trans. Auth. Dedicated Tax Fund Participating VRDN:
Series EGL 01 3205 Class A, 3.67% (Liquidity Facility Citibank NA) (a)(d)	9,565,000	9,565,000
Series EGL 02 6007 Class A, 3.67% (Liquidity Facility Citibank NA) (a)(d)	9,840,000	9,840,000
Series EGL 98 3203, 3.67% (Liquidity Facility Citibank NA) (a)(d)	6,700,000	6,700,000
Metropolitan Trans. Auth. Svc. Contract Rev. Participating VRDN:
Series EGL 02 6000, Class A, 3.67% (Liquidity Facility Citibank NA) (a)(d)	8,100,000	8,100,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Metropolitan Trans. Auth. Svc. Contract Rev. Participating VRDN: - continued
Series PT 1439, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	$ 7,210,000	$ 7,210,000
Series PT 1836, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	9,730,000	9,730,000
Series PT 1967, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,355,000	6,355,000
Monroe County Arpt. Auth. Arpt. Rev. Participating VRDN Series Putters 123, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	8,965,000	8,965,000
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Action For Better Cmnty., Inc. Proj.) 3.71%, LOC Manufacturers & Traders Trust Co., VRDN (a)	2,065,000	2,065,000
Monroe County Indl. Dev. Agcy. Rev.:
(Advent Tool & Mold Proj.) Series 1990 D, 3.8%, LOC HSBC Bank USA, VRDN (a)(b)	580,000	580,000
(AJL Manufacturing Proj.) Series 1996 A, 3.81%, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	4,135,000	4,135,000
(Flower City Proj.) 3.76%, LOC KeyBank NA, VRDN (a)(b)	2,965,000	2,965,000
New York City Gen. Oblig.:
Bonds Series PT 2544, 3.55%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France) (a)(d)(e)	16,365,000	16,365,000
Participating VRDN:
Series LB 05 FP09, 3.67% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	17,060,000	17,060,000
Series LB 05 FP10, 3.67% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	6,225,000	6,225,000
Series LB 06 FP2, 3.67% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	21,695,000	21,695,000
Series MT 377, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	19,230,000	19,230,000
Series PA 1336, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	15,050,000	15,050,000
Series PA 1363, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	3,750,000	3,750,000
Series PT 2480, 3.66% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	13,475,000	13,475,000
Series PT 3333, 3.66% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	5,330,000	5,330,000
Series PT 3547, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	8,090,000	8,090,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Participating VRDN:
Series PT 3844, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	$ 9,865,000	$ 9,865,000
Series PT 3845, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	29,130,000	29,130,000
Series Putters 1299, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,355,000	5,355,000
Series Putters 1318, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,930,000	1,930,000
Series Putters 1341, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,820,000	1,820,000
Series ROC 6081, 3.66% (Liquidity Facility Citigroup, Inc.) (a)(d)	7,995,000	7,995,000
Series ROC II R2138, 3.66% (Liquidity Facility Citigroup, Inc.) (a)(d)	6,720,000	6,720,000
Series ROC II R6041, 3.66% (Liquidity Facility Citigroup, Inc.) (a)(d)	5,200,000	5,200,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(15 East Clark Place Apts. Proj.) Series A, 3.63%, LOC JPMorgan Chase Bank, VRDN (a)(b)	7,760,000	7,760,000
(270 East Burnside Avenue Apts.) Series A, 3.63%, LOC HSBC Bank USA, VRDN (a)(b)	6,500,000	6,500,000
(Bathgate Ave. Apts. Proj.) Series A, 3.68%, LOC KeyBank NA, VRDN (a)(b)	12,500,000	12,500,000
(Courtland Avenue Apts. Proj.) Series A, 3.65%, LOC KeyBank NA, VRDN (a)(b)	8,000,000	8,000,000
(Granite Terrace Apts.) Series A, 3.68%, LOC Citibank NA, VRDN (a)(b)	9,300,000	9,300,000
(Intervale Gardens Apts.) Series A, 3.68%, LOC Citibank NA, VRDN (a)(b)	8,100,000	8,100,000
(Louis Nine Boulevard Apts. Proj.) Series A, 3.65%, LOC KeyBank NA, VRDN (a)(b)	4,500,000	4,500,000
(Manhattan Court Dev. Proj.) Series A, 3.68%, LOC Citibank NA, VRDN (a)(b)	13,530,000	13,530,000
(Morris Ave. Apts. Proj.) Series A, 3.68%, LOC HSBC Bank USA, VRDN (a)(b)	11,300,000	11,300,000
(Pitt Street Residence Proj.) Series A, 3.68%, LOC JPMorgan Chase Bank, VRDN (a)(b)	31,000,000	31,000,000
(West 48th Street Dev. Proj.) Series 2001 A, 3.63%, LOC Fannie Mae, VRDN (a)(b)	19,000,000	19,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.: - continued
Series A:
3.63%, LOC Landesbank Baden-Wuert, VRDN (a)(b)	$ 51,600,000	$ 51,600,000
3.65%, LOC Bank of New York, New York, VRDN (a)(b)	11,000,000	11,000,000
3.65%, LOC HSBC Bank USA, VRDN (a)(b)	34,000,000	34,000,000
3.68%, LOC JPMorgan Chase Bank, VRDN (a)(b)	10,740,000	10,740,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(Brittany Dev. Proj.) Series A, 3.63%, LOC Fannie Mae, VRDN (a)(b)	3,500,000	3,500,000
(Morris Avenue Apts. Proj.) Series A, 3.65%, LOC Fannie Mae, VRDN (a)(b)	9,400,000	9,400,000
(One Columbus Place Dev. Proj.) Series A, 3.63%, LOC Fannie Mae, VRDN (a)(b)	20,000,000	20,000,000
(Progress of People Dev. Proj.) Series A, 3.65%, LOC Fannie Mae, VRDN (a)(b)	5,225,000	5,225,000
(Sierra Dev. Proj.) Series A, 3.63%, LOC Fannie Mae, VRDN (a)(b)	13,330,000	13,330,000
(West 43rd Street Proj.) Series 1999 A, 3.63%, LOC Fannie Mae, VRDN (a)(b)	14,200,000	14,200,000
(West End Towers Proj.) Series 2004 A, 3.64%, LOC Fannie Mae, VRDN (a)(b)	61,285,000	61,285,000
Series 2001 A, 3.64%, LOC Fannie Mae, VRDN (a)(b)	56,950,000	56,950,000
New York City Indl. Dev. Agcy. Civic Facility Rev.:
Participating VRDN Series ROC II R 11114 CE, 3.66% (Liquidity Facility Citibank NA) (a)(d)	11,250,000	11,250,000
(Casa Proj.) Series 2000, 3.68%, LOC JPMorgan Chase Bank, VRDN (a)	3,600,000	3,600,000
(French Institute-Alliance Francaise de New York-Federation of French Alliances in the United States Proj.) 3.7%, LOC Manufacturers & Traders Trust Co., VRDN (a)	2,350,000	2,350,000
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Linear Ltg. Proj.) 3.8%, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	1,400,000	1,400,000
New York City Indl. Dev. Agcy. Rev. Participating VRDN Series EGL 06 0112, Class A 3.67% (Liquidity Facility Citibank NA) (a)(d)	6,190,000	6,190,000
New York City Indl. Dev. Agcy. Spl. Facilities Rev.:
Participating VRDN:
Series MT 189, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	14,125,000	14,125,000
Series MT 205, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	4,995,000	4,995,000
Series ROC II R474CE, 3.71% (Liquidity Facility Citibank NA) (a)(b)(d)	3,610,000	3,610,000
(Korean Air Proj.) Series A, 3.63%, LOC HSBC Bank USA, VRDN (a)(b)	24,700,000	24,700,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EC 1163, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	$ 21,300,000	$ 21,300,000
Series EGL 04 33 Class A, 3.67% (Liquidity Facility Citibank NA) (a)(d)	1,925,000	1,925,000
Series EGL 04 37 Class A, 3.66% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(d)	11,000,000	11,000,000
Series EGL 06 69 Class A, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	22,570,000	22,570,000
Series EGL 3207, 3.67% (Liquidity Facility Citibank NA) (a)(d)	12,900,000	12,900,000
Series LB 06 P45U, 3.65% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	14,770,000	14,770,000
Series LB 06 P46U, 3.65% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	14,935,000	14,935,000
Series MS 06 1351, 3.65% (Liquidity Facility Morgan Stanley) (a)(d)	27,915,000	27,915,000
Series MS 06 1352, 3.65% (Liquidity Facility Morgan Stanley) (a)(d)	21,125,500	21,125,500
Series MS 06 1470, 3.65% (Liquidity Facility Morgan Stanley) (a)(d)	7,500,000	7,500,000
Series MS 06 1607, 3.65% (Liquidity Facility DEPFA BANK PLC) (a)(d)	9,000,000	9,000,000
Series MS 726X, 3.65% (Liquidity Facility Morgan Stanley) (a)(d)	7,800,000	7,800,000
Series PA 921, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	7,300,000	7,300,000
Series PT 06 3385, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,300,000	6,300,000
Series PT 3992, 3.65% (Liquidity Facility Wells Fargo & Co.) (a)(d)	5,995,000	5,995,000
Series Putters 499, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,995,000	4,995,000
Series Putters 620, 3.65% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	7,800,000	7,800,000
Series Putters 622, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,895,000	6,895,000
Series ROC II R 441, 3.66% (Liquidity Facility Citibank NA) (a)(d)	3,200,000	3,200,000
Series ROC II R406, 3.66% (Liquidity Facility Citibank NA) (a)(d)	41,000,000	41,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 1:
3.74% 9/5/07 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility JPMorgan Chase Bank), CP	$ 30,000,000	$ 30,000,000
3.77% 8/23/07 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility JPMorgan Chase Bank), CP	45,500,000	45,500,000
Series 2005 A, 3.68% 9/6/07 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	46,300,000	46,300,000
Series 6:
3.72% 9/5/07 (Liquidity Facility Landesbank Baden-Wuert) (Liquidity Facility Landesbank Hessen-Thuringen), CP	30,400,000	30,400,000
3.77% 8/23/07 (Liquidity Facility Landesbank Baden-Wuert) (Liquidity Facility Landesbank Hessen-Thuringen), CP	46,600,000	46,600,000
3.77% 8/23/07 (Liquidity Facility Landesbank Baden-Wuert) (Liquidity Facility Landesbank Hessen-Thuringen), CP	26,100,000	26,100,000
New York City Transitional Fin. Auth. Bldg. Aid Rev. Participating VRDN:
Series EGL 06 0149, 3.67% (Liquidity Facility Citibank NA) (a)(d)	10,500,000	10,500,000
Series EGL 07 0014, 3.65% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	12,000,000	12,000,000
Series EGL 07 0029, 3.65% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	29,450,000	29,450,000
Series Putters 1741, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	8,000,000	8,000,000
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series EGL 00 3203, 3.67% (Liquidity Facility Citibank NA) (a)(d)	7,000,000	7,000,000
Series EGL 00 3206 Class A, 3.67% (Liquidity Facility Citibank NA) (a)(d)	13,000,000	13,000,000
Series EGL 01 3202 Class A, 3.67% (Liquidity Facility Citibank NA) (a)(d)	3,300,000	3,300,000
Series EGL 03 52 Class A, 3.67% (Liquidity Facility Citibank NA) (a)(d)	10,000,000	10,000,000
Series MS 06 1401, 3.65% (Liquidity Facility Morgan Stanley) (a)(d)	12,253,500	12,253,500
Series PA 536, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,445,000	6,445,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Rev. Participating VRDN: - continued
Series PT 1399, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	$ 19,145,000	$ 19,145,000
Series PT 2018, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	8,370,000	8,370,000
Series PT 2271, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,460,000	5,460,000
Series Putters 129, 3.65% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	12,855,000	12,855,000
Series Putters 305, 3.65% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	9,890,000	9,890,000
Series Putters 307, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,995,000	4,995,000
Series Putters 387, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	20,905,000	20,905,000
Series Putters 628, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,355,000	7,355,000
Series ROC II R 11131, 3.66% (Liquidity Facility Citibank NA) (a)(d)	12,785,000	12,785,000
Series ROC II R1039, 3.66% (Liquidity Facility Citigroup, Inc.) (a)(d)	5,790,000	5,790,000
Series ROC II R3003, 3.66% (Liquidity Facility Citigroup, Inc.) (a)(d)	6,615,000	6,615,000
Series ROC II R4052, 3.66% (Liquidity Facility Citigroup, Inc.) (a)(d)	17,070,000	17,070,000
Series ROC II R4556, 3.66% (Liquidity Facility Citigroup, Inc.) (a)(d)	5,160,000	5,160,000
New York Convention Ctr. Dev. Corp. Rev. Participating VRDN:
Series EGL 06 72 Class A, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	11,000,000	11,000,000
Series MACN 05 S, 3.65% (Liquidity Facility Bank of America NA) (a)(d)	9,995,000	9,995,000
New York Counties Tobacco Trust II Participating VRDN Series PA 1347, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	29,085,000	29,085,000
New York Dorm. Auth. Revs.:
Participating VRDN:
Series EGL 03 2 Class A, 3.67% (Liquidity Facility Citibank NA) (a)(d)	4,720,000	4,720,000
Series EGL 06 25 Class A, 3.67% (Liquidity Facility Citibank NA) (a)(d)	6,500,000	6,500,000
Series EGL 07 0002, 3.65% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (a)(d)	35,000,000	35,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.: - continued
Participating VRDN:
Series EGL 07 0003, 3.65% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (a)(d)	$ 30,560,000	$ 30,560,000
Series Floaters 06 1417, 3.65% (Liquidity Facility Morgan Stanley) (a)(d)	15,275,000	15,275,000
Series Merlots 00 G, 3.68% (Liquidity Facility Wachovia Bank NA) (a)(d)	22,920,000	22,920,000
Series Merlots 00 X, 3.68% (Liquidity Facility Bank of New York, New York) (a)(d)	10,565,000	10,565,000
Series MS 06 1601, 3.65% (Liquidity Facility Morgan Stanley) (a)(d)	8,375,000	8,375,000
Series MT 409, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	3,690,000	3,690,000
Series PA 1088, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	2,000,000	2,000,000
Series PA 1265, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	15,000,000	15,000,000
Series PA 781R, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,655,000	6,655,000
Series PT 2247, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,150,000	5,150,000
Series Putters 1187, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	8,545,000	8,545,000
Series Putters 588, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,575,000	2,575,000
Series ROC II R 6053, 3.66% (Liquidity Facility Citigroup, Inc.) (a)(d)	6,265,000	6,265,000
Series ROC II R 656 CE, 3.66% (Liquidity Facility Citibank NA) (a)(d)	3,750,000	3,750,000
Series ROC II R6052, 3.66% (Liquidity Facility Citigroup, Inc.) (a)(d)	4,180,000	4,180,000
(Interfaith Med. Ctr. Proj.) Bonds Series D, 5.4% 2/15/28 (Pre-Refunded to 2/15/08 @ 101.5) (c)	25,700,000	26,325,041
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN:
Series Merlots B20, 3.68% (Liquidity Facility Wachovia Bank NA) (a)(d)	5,315,000	5,315,000
Series PT 1424, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	10,175,000	10,175,000
Series Putters 1372, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,755,000	7,755,000
Series Putters 611, 3.65% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	2,615,000	2,615,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN: - continued
Series Putters 613, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 8,105,000	$ 8,105,000
Series Stars 07 24, 3.65% (Liquidity Facility BNP Paribas SA) (a)(d)	23,570,000	23,570,000
New York Gen. Oblig. Participating VRDN Series Clipper 07 03, 3.65% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	12,000,000	12,000,000
New York Hsg. Fin. Agcy. Personal Income Tax Rev. Participating VRDN Series ROC II R 11140, 3.66% (Liquidity Facility Citibank NA) (a)(d)	5,085,000	5,085,000
New York Hsg. Fin. Agcy. Rev.:
(101 West End Hsg. Proj.) 3.63%, LOC Fannie Mae, VRDN (a)(b)	5,000,000	5,000,000
(150 East 44th Street Proj.) Series A, 3.63%, LOC Fannie Mae, VRDN (a)(b)	6,200,000	6,200,000
(17th Street Proj.) Series A, 3.66%, LOC Landesbank Baden-Wuert, VRDN (a)(b)	76,900,000	76,900,000
(240 East 39th Street Hsg. Proj.) Series 1997 A, 3.64%, LOC Fannie Mae, VRDN (a)(b)	27,700,000	27,700,000
(250 West 93rd Street Hsg. Proj.) Series A, 3.63%, LOC Bank of America NA, VRDN (a)(b)	30,000,000	30,000,000
(350 West 43rd Street Proj.) Series 2001 A, 3.66%, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	5,600,000	5,600,000
(455 West 37th Street Proj.) Series A, 3.68%, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	76,000,000	76,000,000
(600 West 42nd Street Proj.) Series A, 3.69%, LOC Bank of New York, New York, VRDN (a)(b)	100,000,000	100,000,001
(66 West 38th Street Proj.) Series A, 3.63%, LOC Fannie Mae, VRDN (a)(b)	26,500,000	26,500,000
(70 Battery Place Proj.) Series 1999 A, 3.63%, LOC Fannie Mae, VRDN (a)(b)	10,000,000	10,000,000
(750 Sixth Avenue Hsg. Proj.):
Series 1998 A, 3.63%, LOC Fannie Mae, VRDN (a)(b)	34,500,000	34,500,000
Series 1999 A, 3.63%, LOC Fannie Mae, VRDN (a)(b)	8,500,000	8,500,000
(Archstone Westbury Hsg. Proj.) Series A, 3.63%, LOC JPMorgan Chase Bank, VRDN (a)(b)	28,450,000	28,450,000
(Biltmore Tower Hsg. Proj.) Series A, 3.63%, LOC Fannie Mae, VRDN (a)(b)	43,300,000	43,300,000
(Bowery Place Proj.) Series A, 3.62%, LOC Bank of America NA, VRDN (a)(b)	52,800,000	52,800,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(Clinton Green North Hsg. Proj.):
Series 2006 A, 3.63%, LOC Bank of America NA, VRDN (a)(b)	$ 43,000,000	$ 43,000,000
Series A, 3.63%, LOC Bank of America NA, VRDN (a)(b)	98,000,000	98,000,000
(Clinton Green South Hsg. Proj.) Series A, 3.63%, LOC Bank of America NA, VRDN (a)(b)	75,000,000	75,000,000
(East 39th Street Hsg. Proj.):
Series 1999 A, 3.63%, LOC Fannie Mae, VRDN (a)(b)	30,700,000	30,700,000
Series 2000 A, 3.63%, LOC Fannie Mae, VRDN (a)(b)	7,000,000	7,000,000
(Kew Garden Hills Apts. Proj.) Series A, 3.64%, LOC Fannie Mae, VRDN (a)(b)	20,100,000	20,100,000
(Normandie Court II Proj.) Series 1999 A, 3.63%, LOC Freddie Mac, VRDN (a)(b)	7,000,000	7,000,000
(Sea Park West Hsg. Proj.) 3.67%, LOC Freddie Mac, VRDN (a)(b)	14,600,000	14,600,000
(Talleyrand Crescent Proj.) Series A, 3.61%, LOC Fannie Mae, VRDN (a)(b)	11,300,000	11,300,000
(Theatre Row Tower Hsg. Proj.) Series 2000 A, 3.62%, LOC Freddie Mac, VRDN (a)(b)	42,500,000	42,500,000
(Tower 31 Proj.) Series 2005 A, 3.65%, LOC Freddie Mac, VRDN (a)(b)	69,800,000	69,800,000
(West 23rd Street Proj.):
3.63%, LOC Fannie Mae, VRDN (a)(b)	11,600,000	11,600,000
3.63%, LOC Fannie Mae, VRDN (a)(b)	5,600,000	5,600,000
(West 38th Street Proj.) Series A, 3.63%, LOC Fannie Mae, VRDN (a)(b)	4,700,000	4,700,000
3.67%, LOC Fannie Mae, VRDN (a)(b)	7,435,000	7,435,000
New York Local Govt. Assistance Corp. Participating VRDN Series SGC 06 C Class A, 3.67% (Liquidity Facility Societe Generale) (a)(d)	15,985,000	15,985,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Participating VRDN:
Series EGL 06 0133, 3.67% (Liquidity Facility Citibank NA) (a)(d)	27,980,000	27,980,000
Series EGL 06 0147, 3.67% (Liquidity Facility Citibank NA) (a)(d)	9,105,000	9,105,000
New York Metropolitan Trans. Auth. Rev.:
Participating VRDN:
Series EGL 02 6028 Class A, 3.67% (Liquidity Facility Citibank NA) (a)(d)	5,145,000	5,145,000
Series EGL 03 37 Class A, 3.67% (Liquidity Facility Citibank NA) (a)(d)	7,235,000	7,235,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Metropolitan Trans. Auth. Rev.: - continued
Participating VRDN:
Series EGL 06 0015, Class A, 3.67% (Liquidity Facility Citibank NA) (a)(d)	$ 7,000,000	$ 7,000,000
Series EGL 06 0114, 3.66% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(d)	16,245,000	16,245,000
Series EGL 06 0146, 3.67% (Liquidity Facility Citibank NA) (a)(d)	28,000,000	28,000,000
Series EGL 7053019 Class A, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	13,700,000	13,700,000
Series FRRI 02 F, 3.66% (Liquidity Facility Bank of New York, New York) (a)(d)	9,713,500	9,713,500
Series MS 06 1942, 3.65% (Liquidity Facility Morgan Stanley) (a)(d)	13,300,000	13,300,000
Series MS 862, 3.65% (Liquidity Facility Morgan Stanley) (a)(d)	4,660,000	4,660,000
Series PA 1036, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	4,000,000	4,000,000
Series PA 1084, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	8,665,000	8,665,000
Series PT 1103, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	22,495,000	22,495,000
Series PT 1466, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,610,000	5,610,000
Series ROC II R594PB, 3.68% (Liquidity Facility Deutsche Postbank AG) (a)(d)	6,790,000	6,790,000
Series B, 3.73% 8/8/07, LOC ABN-AMRO Bank NV, CP	18,100,000	18,100,000
New York Mtg. Agcy. Rev. Participating VRDN:
Series Merlots 00 A33, 3.68% (Liquidity Facility Wachovia Bank NA) (a)(d)	2,365,000	2,365,000
Series PA 410, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	2,485,000	2,485,000
Series Putters 1333, 3.71% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)(d)	9,925,000	9,925,000
Series ROC II R181, 3.7% (Liquidity Facility Citibank NA) (a)(b)(d)	11,850,000	11,850,000
Series ROC II R404, 3.7% (Liquidity Facility Citibank NA) (a)(b)(d)	2,965,000	2,965,000
New York Mtg. Agcy. Homeowner Mtg. Rev. Participating VRDN Series LB 06 K67, 3.7% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(d)	11,610,000	11,610,000
New York Pwr. Auth. Series 1:
3.78% 8/13/07, CP	31,400,000	31,400,000
3.78% 8/14/07, CP	31,400,000	31,400,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Pwr. Auth. Series 1: - continued
3.78% 8/15/07, CP	$ 27,683,000	$ 27,683,000
3.8% 8/1/07, CP	20,131,000	20,131,000
New York Sales Tax Asset Receivables Corp. Participating VRDN:
Series EGL 04 48 Class A, 3.67% (Liquidity Facility Citibank NA) (a)(d)	9,400,000	9,400,000
Series PT 3521, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	8,000,000	8,000,000
Series Putters 564, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,115,000	7,115,000
Series Putters 599, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,745,000	3,745,000
New York State Energy Research & Dev. Auth. Facilities Rev. Series C2, 3.63%, LOC Citibank NA, VRDN (a)(b)	2,975,000	2,975,000
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. Participating VRDN Series MS 181, 3.69% (Liquidity Facility Morgan Stanley) (a)(b)(d)	10,870,000	10,870,000
New York State Envir. Facilities Corp. State Wtr. Poll. Cont. Revolving Fund Rev. Participating VRDN Series EGL 94 3202, 3.67% (Liquidity Facility Citibank NA) (a)(d)	10,000,000	10,000,000
New York Thruway Auth. Gen. Rev. Participating VRDN:
Series EGL 06 49 Class A, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	4,750,000	4,750,000
Series EGL 06 63 Class A, 3.67% (Liquidity Facility Citibank NA) (a)(d)	6,960,000	6,960,000
Series Putters 1455, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,995,000	3,995,000
New York Thruway Auth. Hwy. & Bridge Trust Fund Participating VRDN Series MS 00 368, 3.65% (Liquidity Facility Morgan Stanley) (a)(d)	1,000,000	1,000,000
New York Thruway Auth. Personal Income Tax Rev. Participating VRDN Series ROC II R6030, 3.66% (Liquidity Facility Citigroup, Inc.) (a)(d)	1,980,000	1,980,000
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series Putters 1433, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,920,000	6,920,000
New York Urban Dev. Corp. Rev. Participating VRDN Series Putters 633, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,750,000	4,750,000
Niagara Frontier Trans. Auth. Arpt. Rev. Participating VRDN Series Putters 121, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	3,495,000	3,495,000
Niskayuna Central School District BAN 4% 5/15/08	12,600,000	12,631,529
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Oceanside Union Free School District TAN 4.25% 6/24/08	$ 12,000,000	$ 12,056,974
Onondaga County Indl. Dev. Agcy. Indl. Dev. Rev. (ICM Controls Corp. Proj.) 3.76%, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	5,860,000	5,860,000
Onondaga County Indl. Dev. Auth. Civic Facility Rev. (Syracuse Research Corp. Facility Proj.) Series 1997 A, 3.66%, LOC Manufacturers & Traders Trust Co., VRDN (a)	5,060,000	5,060,000
Oyster Bay Gen. Oblig. BAN Series A, 4% 3/14/08	19,900,000	19,953,376
Rensselaer Tobacco Asset Securitization Corp. Participating VRDN Series PA 1346, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	9,130,000	9,130,000
Riverhead Indl. Dev. Auth. Indl. Dev. Rev. (Adchem Corp. Facility Proj.) Series 1998, 3.67%, LOC European American Bank Uniondale, VRDN (a)(b)	2,870,000	2,870,000
Rochester Gen. Oblig. BAN Series I, 4% 2/28/08	35,000,000	35,071,821
Rockland County Gen. Oblig.:
BAN 4% 12/20/07	42,800,000	42,868,793
TAN 4% 12/20/07	21,000,000	21,035,394
Rockland Tobacco Asset Securitization Corp. Participating VRDN Series PA 1345, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	2,725,000	2,725,000
Schenectady Gen. Oblig. BAN:
4% 5/23/08	6,900,000	6,915,052
4% 5/23/08	12,015,000	12,041,210
Suffolk County Gen. Oblig. Participating VRDN Series PT 2201, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,275,000	6,275,000
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Maryhaven Ctr. of Hope Proj.) Series 1997 A, 3.69%, LOC KeyBank NA, VRDN (a)	550,000	550,000
Syracuse Indl. Dev. Agcy. Civic Facility Rev. (Crouse-Irving Hosp. Health Proj.) Series A, 3.66%, LOC Manufacturers & Traders Trust Co., VRDN (a)	5,500,000	5,500,000
Tobacco Settlement Fing. Corp. Participating VRDN:
Series PT 2182, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,140,000	5,140,000
Series PT 835, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	25,650,000	25,650,000
Series PT 875, 3.65% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	4,450,000	4,450,000
Series PT 893, 3.66% (Liquidity Facility DEPFA BANK PLC) (a)(d)	43,090,000	43,090,000
Series Putters 533, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,240,000	5,240,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Tobacco Settlement Fing. Corp. Participating VRDN: - continued
Series Putters 600, 3.65% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	$ 5,225,000	$ 5,225,000
Series Putters 680, 3.65% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	10,515,000	10,515,000
Series ROC II R 4508, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(d)	5,630,000	5,630,000
Series ROC II R6500, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(d)	2,605,000	2,605,000
Tompkins County Indl. Dev. Agcy. Rev. (Civic Facilities Proj.) Series A, 3.71%, LOC Manufacturers & Traders Trust Co., VRDN (a)	12,875,000	12,875,000
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series EGL 02 6011 Class A, 3.67% (Liquidity Facility Citibank NA) (a)(d)	3,500,000	3,500,000
Series MS 06 1403, 3.65% (Liquidity Facility Morgan Stanley) (a)(d)	7,575,000	7,575,000
Series MS 06 1426, 3.65% (Liquidity Facility Morgan Stanley) (a)(d)	10,216,500	10,216,500
Series MS 06 1878, 3.65% (Liquidity Facility Morgan Stanley) (a)(d)	8,955,000	8,955,000
Series PA 1070, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	15,995,000	15,995,000
Series PA 1074, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	17,400,000	17,400,000
Series PA 948, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	17,590,000	17,590,000
Series PA 956, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	8,995,000	8,995,000
Series PT 1092, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,045,000	5,045,000
Series ROC II R 1008, 3.66% (Liquidity Facility Citigroup, Inc.) (a)(d)	7,420,000	7,420,000
Ulster County Indl. Dev. Agcy. I (Selux Corp. Proj.) Series A, 3.76%, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	880,000	880,000
Upstate Telecommunications Corp. Rev. 3.66%, LOC Manufacturers & Traders Trust Co., VRDN (a)	15,515,000	15,515,000
Westchester Tobacco Asset Securitization Corp. Participating VRDN Series PA 1322, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	13,680,000	13,680,000
		3,950,100,788
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - 7.4%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series EGL 03 59 Class A, 3.66% (Liquidity Facility Citibank NA) (a)(d)	$ 7,870,000	$ 7,870,000
Series EGL 06 107 Class A, 3.69% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(d)	77,600,000	77,600,000
Series EGL 06 45 Class A, 3.7% (Liquidity Facility Citibank NA) (a)(b)(d)	13,860,000	13,860,000
Series EGL 07 0047, 3.68% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(b)(d)	12,400,000	12,400,000
Series MS 06 1747, 3.69% (Liquidity Facility Morgan Stanley) (a)(b)(d)	8,965,000	8,965,000
Series MT 338, 3.66% (Liquidity Facility Lloyds TSB Bank PLC) (a)(b)(d)	41,960,000	41,960,000
Series MT 437, 3.66% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(b)(d)	15,810,000	15,810,000
Series MT 56, 3.66% (Liquidity Facility BNP Paribas SA) (a)(b)(d)	10,000,000	10,000,000
Series PA 1251, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	9,800,000	9,800,000
Series PA 1332, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	5,895,000	5,895,000
Series PA 1365, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	9,570,000	9,570,000
Series PA 1377 R, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	4,405,000	4,405,000
Series PT 1269, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	4,900,000	4,900,000
Series PT 3177, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	17,625,000	17,625,000
Series PT 3813, 3.66% (Liquidity Facility Dexia Cr. Local de France) (a)(b)(d)	13,940,000	13,940,000
Series PT MT 246, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	7,995,000	7,995,000
Series Putters 1546, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	9,400,000	9,400,000
Series ROC II 238, 3.69% (Liquidity Facility Citibank NA) (a)(b)(d)	6,705,000	6,705,000
Series ROC II R 11008, 3.69% (Liquidity Facility Citibank NA) (a)(b)(d)	4,655,000	4,655,000
Series ROC II R 11018 PB, 3.71% (Liquidity Facility Deutsche Postbank AG) (a)(b)(d)	9,125,000	9,125,000
Series ROC II R42, 3.69% (Liquidity Facility Citibank NA) (a)(b)(d)	6,155,000	6,155,000
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Series 1991 2, 3.69%, VRDN (a)(b)(e)	$ 6,400,000	$ 6,400,000
Series 2001 2, 3.76%, VRDN (a)(b)	11,500,000	11,500,000
Series 2004 3, 3.68%, VRDN (a)	5,365,000	5,365,000
Series 2004 4, 3.76%, VRDN (a)(b)	3,540,000	3,540,000
Series A, 3.79% 8/7/07 (Liquidity Facility Landesbank Hessen-Thuringen), CP (b)	14,365,000	14,365,000
Port Auth. of New York & New Jersey Spl. Oblig. Rev. Participating VRDN:
Series Merlots 00 B5, 3.73% (Liquidity Facility Wachovia Bank NA) (a)(b)(d)	2,245,000	2,245,000
Series PA 1258, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	4,000,000	4,000,000
		346,050,000
Puerto Rico - 3.2%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Participating VRDN Series ROC II R 10001 CE, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(d)	45,000,000	45,000,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN Series EC 1004, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	36,400,000	36,400,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN Series GS 07 36, 3.66% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(d)	4,800,000	4,800,000
Puerto Rico Govt. Dev. Bank Participating VRDN Series LB 07 F5, 3.67% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	30,000,000	30,000,000
Puerto Rico Pub. Bldg. Auth. Participating VRDN Series DFA 07 02, 3.66% (Liquidity Facility DEPFA BANK PLC) (a)(d)	32,000,000	32,000,000
		148,200,000
TOTAL INVESTMENT PORTFOLIO - 95.4% (Cost $4,444,350,788)		4,444,350,788
NET OTHER ASSETS - 4.6%		212,048,683
NET ASSETS - 100%		$ 4,656,399,471
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,765,000 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
New York City Gen. Oblig. Bonds Series PT 2544, 3.55%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France)	3/3/05	$ 16,365,000
Port Auth. of New York & New Jersey Series 1991 2, 3.69%, VRDN	12/3/03	$ 6,400,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 28,227

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,444,350,788)		$ 4,444,350,788
Cash		146,219,976
Receivable for investments sold		3,020,214
Receivable for fund shares sold		108,565,084
Interest receivable		30,722,251
Distributions receivable from Fidelity Central Funds		12,636
Prepaid expenses		5,865
Other receivables		1,153,164
Total assets		4,734,049,978

Liabilities
Payable for fund shares redeemed	$ 74,490,825
Distributions payable	217,983
Accrued management fee	1,398,711
Other affiliated payables	1,506,225
Other payables and accrued expenses	36,763
Total liabilities		77,650,507

Net Assets		$ 4,656,399,471
Net Assets consist of:
Paid in capital		$ 4,656,177,119
Undistributed net investment income		160,873
Accumulated undistributed net realized gain (loss) on investments		61,479
Net Assets, for 4,653,252,798 shares outstanding		$ 4,656,399,471
Net Asset Value, offering price and redemption price per share ($4,656,399,471 ÷ 4,653,252,798 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended July 31, 2007 (Unaudited)

Investment Income
Interest		$ 82,518,547
Income from Fidelity Central Funds		28,227
Total income		82,546,774

Expenses
Management fee	$ 8,460,310
Transfer agent fees	2,861,516
Accounting fees and expenses	199,610
Custodian fees and expenses	33,637
Independent trustees' compensation	7,192
Registration fees	(21,715)
Audit	28,195
Legal	20,074
Miscellaneous	16,313
Total expenses before reductions	11,605,132
Expense reductions	(2,508,267)	9,096,865
Net investment income		73,449,909
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		61,468
Net increase in net assets resulting from operations		$ 73,511,377

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2007 (Unaudited)	Year ended January 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 73,449,909	$ 117,883,817
Net realized gain (loss)	61,468	531,121
Net increase in net assets resulting from operations	73,511,377	118,414,938
Distributions to shareholders from net investment income	(73,451,478)	(117,867,515)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	8,259,462,631	13,398,267,213
Reinvestment of distributions	72,297,928	116,040,702
Cost of shares redeemed	(8,193,943,924)	(12,580,224,695)
Net increase (decrease) in net assets and shares resulting from share transactions	137,816,635	934,083,220
Total increase (decrease) in net assets	137,876,534	934,630,643

Net Assets
Beginning of period	4,518,522,937	3,583,892,294
End of period (including undistributed net investment income of $160,873 and undistributed net investment income of $162,442, respectively)	$ 4,656,399,471	$ 4,518,522,937

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2007	Years ended January 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.016	.030	.021	.008	.006	.010
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.016	.030	.021	.008	.006	.010
Distributions from net investment income	(.016)	(.030)	(.021)	(.008)	(.006)	(.010)
Distributions from net realized gain	-	-	- F	-	-	-
Total distributions	(.016)	(.030)	(.021)	(.008)	(.006)	(.010)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.60%	3.06%	2.11%	.80%	.61%	1.02%
Ratios to Average Net Assets D, E
Expenses before reductions	.51% A	.51%	.51%	.52%	.51%	.51%
Expenses net of fee waivers, if any	.51% A	.51%	.51%	.52%	.51%	.51%
Expenses net of all reductions	.40% A	.39%	.40%	.50%	.50%	.48%
Net investment income	3.21% A	3.02%	2.08%	.81%	.61%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,656,399	$ 4,518,523	$ 3,583,892	$ 3,217,928	$ 2,806,304	$ 2,744,750

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2007 (Unaudited)

1. Organization.

Fidelity New York Municipal Money Market Fund (the Fund) is a fund of Fidelity New York Municipal Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund may be affected by economic and political developments in the state of New York.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Cost for federal income tax purposes	$ 4,444,350,788

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the Fund's transfer and shareholder

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

servicing agent and accounting functions. The Fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to an annualized rate of .13% of average net assets.

6. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody, transfer agent and accounting expenses by $33,505 and $2,471,661 and $3,101, respectively.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New York Municipal Money Market Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the fund's cumulative total returns and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Fidelity New York Municipal Money Market Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the second quartile for the one-year period and the first quartile for the three- and five-year periods.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 26% means that 74% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity New York Municipal Money Market Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

The Board noted that the fund's total expenses ranked below its competitive median for 2006.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

NFS-USAN-0907
1.853335.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity New York Municipal Trust II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust II

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	September 20, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	September 20, 2007